Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Before Income Tax [Table Text Block]

Income (loss) before income taxes comprises the following:

	Year ended December 31,
(in thousands of U.S. dollars)	2010	2011	2012

France	(8,766)	(8,582)	(14,216)
United States	-	-	6,286
Total	$(8,766)	$(8,582)	$(7,930)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of income tax benefit (provision) computed at the French statutory rate (33.33%) and the US statutory rate (40%) to the income tax benefit is as follows:

	Year ended December 31,
(in thousands of U.S. dollars)	2010	2011	2012

Income tax benefit (provision) computed at the statutory rate (US & France)	2,922	2,860	2,224
Deferred Tax Allowance	(2,922)	(2,860)	(4,738)
Business Tax	(209)	(192)	(56)
Non Taxable remeasurement of fair value accounting	-	-	7,303
Temporary differences	-	-	(31)
Total	$(209)	$(192)	$4,702

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company's deferred taxes consist of the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Deferred income tax assets:
Net taxable operating loss carry-forwards (not utilized)	53,230	65,657
Other deferred income tax assets	4,133	3,656
Valuation allowance for french activities	(57,105)	(64,356)
Net deferred income tax assets	258	4,957
Deferred income tax liabilities	(258)	(19,086)
Deferred income taxes, net	-	(14,130)

Schedule Of Income Tax Payments Table [Table Text Block]

The scheduled payments are shown in the following table

(In thousands of U.S. dollars)	December 31,
2013	6,632
Total current portion	6,632
2014	7,450
2015	6,275
Total long term portion	13,725
Total	20,357